Sanford C Bernstein Fund Inc [Member] Investment Objectives and Goals - Sanford C. Bernstein Fund, Inc. - Intermediate Duration Portfolio	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY INFORMATION FIXED-INCOME TAXABLE PORTFOLIO AB Core Bond Portfolio (formerly, Intermediate Duration Portfolio)
Objective [Heading]	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	The Portfolio’s investment objective is to provide safety of principal and a moderate to high rate of income that is subject to taxes.